Computation of Basic and Diluted Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss from continuing operations attributable to common stockholders	$ (13,091)	$ 1,476	[1]	$ (50,752)	[1]	$ (9,194)	[1]	$ (12,719)	[1]	$ (12,348)	[1]	$ (15,630)	[1]	$ (12,056)	[1]	$ (6,665)	[1]	$ (19,921)	$ (21,913)	$ (71,189)	[1],[2]	$ (46,699)	[1],[2]	$ (63,590)
Less: preferred dividends						(8)													(8)	(63)		(16)		(15)
Loss from continuing operations attributable to common stockholders	(13,091)					(9,202)												(19,921)	(21,921)	(71,252)		(46,715)		(63,605)
Income (loss) from discontinued operations	1,422					412												(80)	729	(5,044)		(17,164)		(22,947)
Net loss attributable to common stockholders	$ (11,669)					$ (8,790)												$ (20,001)	$ (21,192)	$ (76,296)		$ (63,879)		$ (86,552)
Weighted average common shares outstanding:
Basic and diluted	83,699,142					25,863,976												83,696,858	25,863,976	41,277,353		25,863,976		25,863,976

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.